UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   May 8, 2002

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     28 items

Form 13F Information Table Value Total:  $244,998 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

        Column 1       Column 2  Column 3     Column 4           Column 5         Column 6  Column 7           Column 8

                       Title                  Value      Shrs Or    Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer     of Class  Cusip        (X$1000)   Prn Amt    Prn  Call Discretion  Managers  Sole       Shared  None

AMERICAN EXPRESS
  CO COM              COM      025816109    1,365      33,330      SH         SOLE                33,330
ATLANTIS PLASTICS
  INC COM             COM      049156102       35      10,400      SH         SOLE                10,400
BERKSHIRE HATHAWAY
  INC DEL CL B        COM      084670207    10,345      4,367      SH         SOLE                 4,268                 99
CLAYTON HOMES
  INC COM             COM      184190106    26,664  1,591,890      SH         SOLE             1,552,590             39,300
DISNEY (WALT) CO
  COM DISNEY          COM      254687106    12,555    543,975      SH         SOLE               528,850             15,125
DOLLAR GEN CORP COM   COM      256669102    22,754  1,397,660      SH         SOLE             1,361,230             36,430
DOVER CORP COM        COM      260003108    20,450    498,770      SH         SOLE               484,110             14,660
EMMIS COMMUNICATIONS
  CORP CL A           COM      291525103    28,310  1,058,730      SH         SOLE             1,035,035             23,695
FRANKLIN ELEC
  INC COM             COM      353514102       395      7,800      SH         SOLE                 7,800
GAP INC DEL COM       COM      364760108    18,778  1,248,505      SH         SOLE             1,217,055             31,450
HON INDS INC COM      COM      438092108    19,993    703,725      SH         SOLE               687,475             16,250
INTERPUBLIC GROUP
  COS INC COM         COM      460690100       305      8,900      SH         SOLE                 8,900
KAYDON CORP COM       COM      486587108       913     33,800      SH         SOLE                33,600                200
KEYCORP NEW COM       COM      493267108       241      9,038      SH         SOLE                 9,038
LAMAR ADVERTISING
  CO CL A             COM      512815101    25,754    634,020      SH         SOLE               616,300             17,720
LEGGETT & PLATT
  INC COM             COM      524660107    15,811    637,550      SH         SOLE               623,950             13,600
MCDONALDS CORP COM    COM      580135101    18,531    667,785      SH         SOLE               651,610             16,175
MERCURY GENL CORP
  NEW COM             COM      589400100     9,495    204,187      SH         SOLE               201,437              2,750
MUELLER INDS INC COM  COM      624756102       400     11,422      SH         SOLE                11,422
PROGRESSIVE CORP
  OHIO COM            COM      743315103       756      4,536      SH         SOLE                 4,536
QUALITY DINING
  INC COM             COM      74756P105       170     50,000      SH         SOLE                     0             50,000
SCHERING PLOUGH
  CORP COM            COM      806605101       250      8,000      SH         SOLE                 8,000
SKYLINE CORP COM      COM      830830105       559     18,000      SH         SOLE                14,450              3,550
TORCHMARK CORP COM    COM      891027104       917     58,950      SH         SOLE                53,950              5,000
UNION ACCEP CORP CL A COM      904832102       242      6,000      SH         SOLE                 6,000
WABASH NATL CORP COM  COM      929566107     4,238    708,676      SH         SOLE               694,976             13,700
WELLS FARGO & CO
  NEW COM             COM      949746101     4,151    419,277      SH         SOLE               412,960              6,317